Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Minimum Operating Lease Obligations for Its Premises Due in Future Fiscal Years
The following is a summary of the Company’s minimum operating lease obligations for its premises due in future fiscal years:

2018	$81
2019	88
2020	92
2021	92
2022	95
Thereafter	8

$456